Provisions for employee benefits - Maturity analysis (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement
Net benefit liability (asset)	€ 1,136	€ 1,117
Other benefit plans
Statement
Net benefit liability (asset)	€ 278	€ 309
Other benefit plans | Weighted average
Statement
Weighted average duration of benefit obligation	3 years	2 years 7 months 6 days
Other benefit plans | within 1 year
Statement
Net benefit liability (asset)	€ 73	€ 81
Other benefit plans | Later than one year and not later than two years
Statement
Net benefit liability (asset)	68	72
Other benefit plans | Later than two years and not later than three years
Statement
Net benefit liability (asset)	61	67
Other benefit plans | Later than three years and not later than four years
Statement
Net benefit liability (asset)	17	20
Other benefit plans | Later than four years and not later than five years
Statement
Net benefit liability (asset)	14	17
Other benefit plans | beyond 5 years
Statement
Net benefit liability (asset)	45	57
Italian defined benefit plans
Statement
Net defined benefit liability (asset)	€ 269	€ 275
Italian defined benefit plans | Weighted average
Statement
Weighted average duration of defined benefit obligation	9 years 4 months 24 days	10 years 1 month 6 days
Italian defined benefit plans | within 1 year
Statement
Net defined benefit liability (asset)	€ 17	€ 15
Italian defined benefit plans | Later than one year and not later than two years
Statement
Net defined benefit liability (asset)	16	16
Italian defined benefit plans | Later than two years and not later than three years
Statement
Net defined benefit liability (asset)	12	18
Italian defined benefit plans | Later than three years and not later than four years
Statement
Net defined benefit liability (asset)	10	14
Italian defined benefit plans | Later than four years and not later than five years
Statement
Net defined benefit liability (asset)	15	11
Italian defined benefit plans | beyond 5 years
Statement
Net defined benefit liability (asset)	199	201
Foreign defined benefit plan
Statement
Net defined benefit liability (asset)	€ 412	€ 385
Foreign defined benefit plan | Weighted average
Statement
Weighted average duration of defined benefit obligation	18 years 1 month 6 days	17 years 4 months 24 days
Foreign defined benefit plan | within 1 year
Statement
Net defined benefit liability (asset)	€ 33	€ 54
Foreign defined benefit plan | Later than one year and not later than two years
Statement
Net defined benefit liability (asset)	35	56
Foreign defined benefit plan | Later than two years and not later than three years
Statement
Net defined benefit liability (asset)	32	63
Foreign defined benefit plan | Later than three years and not later than four years
Statement
Net defined benefit liability (asset)	39	64
Foreign defined benefit plan | Later than four years and not later than five years
Statement
Net defined benefit liability (asset)	49	74
Foreign defined benefit plan | beyond 5 years
Statement
Net defined benefit liability (asset)	224	74
FISDE and other foreign medical plans
Statement
Net defined benefit liability (asset)	€ 177	€ 148
FISDE and other foreign medical plans | Weighted average
Statement
Weighted average duration of defined benefit obligation	13 years 3 months 18 days	12 years 9 months 18 days
FISDE and other foreign medical plans | within 1 year
Statement
Net defined benefit liability (asset)	€ 9	€ 9
FISDE and other foreign medical plans | Later than one year and not later than two years
Statement
Net defined benefit liability (asset)	8	7
FISDE and other foreign medical plans | Later than two years and not later than three years
Statement
Net defined benefit liability (asset)	7	6
FISDE and other foreign medical plans | Later than three years and not later than four years
Statement
Net defined benefit liability (asset)	7	6
FISDE and other foreign medical plans | Later than four years and not later than five years
Statement
Net defined benefit liability (asset)	7	6
FISDE and other foreign medical plans | beyond 5 years
Statement
Net defined benefit liability (asset)	€ 139	€ 114